Schedule of Assets and Liabilities of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	May 15, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash & Cash Equivalents	$ 181,600
Total Assets		245,069	43,986
Liabilities:
Total Liabilities		480	4,230
Discontinued Operations
Assets:
Investments in excess mortgage servicing rights at fair value		245,036	43,971
Cash & Cash Equivalents			9
Other Assets		33	6
Total Assets		245,069	43,986
Liabilities:
Purchase price payable on investments in excess mortgage servicing rights		59	3,250
Accrued expenses and other liabilities		421	980
Total Liabilities		480	4,230
Net Assets		$ 244,589	$ 39,756